FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                October 30, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust") Federated
         California Municipal Income Fund Federated Michigan Intermediate Municipal Trust Federated New York Municipal Income Fund Federated North Carolina Municipal Income Fund Federated Ohio Municipal Income Fund Federated Pennsylvania Municipal Income Fund (collectively, the "Funds") 1933 Act File No. 33-36729 1940 ACT FILE NO. 811-6165

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectuses and statements of additional information of the above-named Funds dated October 31, 2000, that would have been filed under Rule 497(c), do not differ from the form of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b)as Post-effective amendment No. 31 on October 26, 2000.

      If you have any questions regarding this certification, please call Terri Pogozelski at (412) 288-6807.

                                          Very truly yours,



                                          /s/ Leslie K. Ross
                                          Leslie K. Ross
                                          Assistant Secretary